Other Comprehensive Income (Loss) (Components of Accumulated Other Comprehensive Income Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments (net of deferred tax liability of $9 and $14 in 2012 and 2011, respectively)	$ 140	$ (42)
Net unrealized investment gains (net of deferred tax liability of $2 and $1 in 2012 and 2011, respectively)	4	6
Net charges related to pension / post-retirement plans (net of deferred tax asset of $1,657 and $1,508 in 2012 and 2011, respectively)	(3,451)	(3,152)
Accumulated other comprehensive income (loss)	(3,307)	(3,188)
Foreign currency translation adjustments, tax portion	9	14
Net unrealized investment gains, tax portion	2	1
Net charges related to pension/ retiree plans, tax portion	$ 1,657	$ 1,508